Share-based Payments Arrangement - Additional Information (Detail) $ / shares in Units, $ in Millions											6 Months Ended	12 Months Ended
	May 31, 2022 $ / shares shares	Feb. 26, 2021 $ / shares shares	Feb. 20, 2021 $ / shares shares	Nov. 13, 2020 $ / shares shares	Dec. 20, 2019 $ / shares shares	Oct. 31, 2018 shares	Dec. 19, 2017 shares	Oct. 22, 2015 shares	Jan. 31, 2014 $ / shares shares	Aug. 31, 2013 $ / shares shares	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2022 TWD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($) $ / shares	Dec. 31, 2020 TWD ($) $ / shares	Jul. 31, 2022 $ / shares	Sep. 30, 2021 $ / shares	Jul. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs												$ 16,000,000	$ 1	$ 19,000,000	$ 8,000,000
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares				1,000		1,000	1,000	1,000
Compensation costs | $												$ 8,800,000		10,000,000.0	$ 1,800,000
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 22, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period												five years	five years
Vesting period												two years	two years
Outstanding stock options											0				0				314.25
Compensation costs | $												$ 0		$ 0	$ 0
Exercise Price												$ 34.40
Exercise price											$ 0				$ 0
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period												five years	five years
Vesting period												two years	two years
Outstanding stock options											427.50	0		213.25	427.50				897.00
Compensation costs | $												$ 0		$ 100,000	$ 200,000
Exercise Price												$ 124.70				$ 124.70	$ 128.70	$ 132.70	$ 135.60
Exercise price											$ 132.70	$ 0		$ 128.70	$ 132.70
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period												five years	five years
Vesting period												two years	two years
Outstanding stock options											21.00	0		10.50	21.00				46.00
Compensation costs | $												$ 0		$ 200,000	$ 300,000
Exercise Price												$ 130.30				130.30	134.50	$ 138.70	$ 141.70
Exercise price											$ 0	$ 0		$ 0	$ 0
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on November 13, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period												five years	five years
Vesting period												two years	two years
Outstanding stock options											200.00	142.25		194.00	200.00				0
Compensation costs | $												$ 8,800,000		$ 9,700,000	$ 1,300,000
Exercise Price				$ 206.00								$ 193.50				$ 193.50	199.70
Exercise price											$ 0	$ 193.50		$ 0	$ 0
CHT Security Co., Ltd. (CHTSC) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares			1,000		1,000
Compensation costs | $												$ 5,100,000		$ 8,400,000	$ 5,700,000
CHT Security Co., Ltd. (CHTSC) [Member] | Granted on December 20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period												five years	five years
Vesting period												one year	one year
Outstanding stock options											4,328	1,083		3,174	4,328				4,500
Compensation costs | $												$ 1,600,000		$ 2,900,000	$ 5,700,000
Exercise Price					$ 19.085
Shares issued | shares					4,500
Exercise price											$ 19.085	$ 19.085		$ 19.085	$ 19.085
CHT Security Co., Ltd. (CHTSC) [Member] | Granted on February 20, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding stock options											0	2,343		3,324	0
Compensation costs | $												$ 3,500,000		$ 5,500,000	$ 0
Exercise Price			$ 19.085
Shares issued | shares			3,500
Exercise price												$ 19.085		$ 0
IISI Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares									1,000	1,000
Option expire period												seven years	seven years
Vesting period												two years	two years
Compensation costs | $											$ 0			$ 0
Exercise Price									$ 14	$ 14
Shares issued | shares										1,335
Stock options issued | shares									1,665
C L P T Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares	1,000	1,000
Option expire period												four years	four years
Vesting period												two years	two years
Compensation costs | $												$ 1,500,000		$ 900,000
Exercise Price	$ 16.87	$ 16.87															$ 15.90
Shares issued | shares	600	690